Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
COMMON STOCKS — 95.3%

AUSTRALIA — 2.1%
Cochlear Ltd.	64,404	$10,253,144

BELGIUM — 1.8%
Anheuser-Busch InBev SA/NV	131,931	8,794,507

BRAZIL — 2.8%
MercadoLibre, Inc. *	7,783	10,258,461
Raia Drogasil SA	768,400	3,697,635
		13,956,096
CHINA — 6.6%
Alibaba Group Holding Ltd. *	422,088	5,345,954
Contemporary Amperex Technology Co., Ltd., Class A	66,169	3,916,647
LONGi Green Energy Technology Co., Ltd., Class A	490,200	2,884,481
Meituan, Class B *	301,700	5,473,506
Ping An Insurance Group Co. of China Ltd., Class H	874,000	5,654,093
Prosus NV *	119,520	9,358,902
		32,633,583
DENMARK — 0.7%
DSV A/S	17,846	3,460,296

FRANCE — 5.4%
Kering	8,699	5,675,473
LVMH Moet Hennessy Louis Vuitton SE	10,553	9,686,689
Remy Cointreau SA	49,982	9,100,891
Ubisoft Entertainment SA *	82,506	2,199,046
		26,662,099
GERMANY — 4.3%
adidas AG	30,315	5,374,017
Auto1 Group SE *	264,546	1,876,933
Nemetschek SE	65,086	4,492,940
Zalando SE *	224,119	9,392,948
		21,136,838
HONG KONG — 4.5%
AIA Group Ltd.	1,416,000	14,850,099
Techtronic Industries Co., Ltd.	682,500	7,394,965
		22,245,064
INDIA — 1.0%
Housing Development Finance Corp., Ltd.	90,923	2,915,725
Reliance Industries Ltd.	68,242	1,940,433
		4,856,158
JAPAN — 20.6%
Cosmos Pharmaceutical Corp.	4,900	441,246
Denso Corp.	101,700	5,740,706
Kao Corp.	87,700	3,413,747
Keyence Corp.	15,900	7,792,729
Murata Manufacturing Co., Ltd.	121,500	7,404,848
Nidec Corp.	96,900	5,042,774
Olympus Corp.	509,300	8,944,716
Pigeon Corp.	147,400	2,283,813

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
Recruit Holdings Co., Ltd.	145,500	$4,002,565
Shimano, Inc.	39,300	6,814,061
Shiseido Co., Ltd.	256,300	12,016,177
SMC Corp.	24,200	12,828,818
Sugi Holdings Co., Ltd.	52,700	2,265,256
Suzuki Motor Corp.	122,100	4,446,567
Sysmex Corp.	101,300	6,648,479
Unicharm Corp.	218,400	8,977,496
Z Holdings Corp.	1,040,200	2,949,437
		102,013,435
NETHERLANDS — 7.2%
Adyen NV *	5,742	9,149,468
ASML Holding NV	20,650	14,071,905
EXOR NV *	71,083	5,861,474
IMCD NV	41,752	6,827,115
		35,909,962
NEW ZEALAND — 1.2%
Xero Ltd. *	95,790	5,809,801

PORTUGAL — 2.2%
Jeronimo Martins SGPS SA	457,939	10,749,135

SINGAPORE — 3.0%
United Overseas Bank Ltd.	655,573	14,703,876

SOUTH KOREA — 0.6%
Coupang, Inc. *	172,695	2,763,120

SWEDEN — 6.7%
Atlas Copco AB, A Shares	778,603	9,863,612
Atlas Copco AB, B Shares	342,292	3,937,297
Epiroc AB, B Shares	349,263	5,955,096
Investor AB, B Shares	536,894	10,695,249
Nibe Industrier AB, B Shares	236,615	2,697,203
		33,148,457
SWITZERLAND — 4.9%
Cie Financiere Richemont SA	106,119	17,016,836
Lonza Group AG	12,136	7,305,868
		24,322,704
TAIWAN — 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	138,181	12,853,597

UNITED KINGDOM — 12.3%
Ashtead Group PLC	92,400	5,673,816
Auto Trader Group PLC	1,437,326	10,963,488
Burberry Group PLC	182,698	5,849,959
Farfetch Ltd., Class A *	326,203	1,601,656
Games Workshop Group PLC	48,656	5,795,462
Hargreaves Lansdown PLC	423,696	4,197,336
Intertek Group PLC	97,979	4,907,251
Rightmove PLC	1,200,747	8,357,978
Trainline PLC *	1,121,941	3,443,458
Weir Group PLC (The)	307,247	7,048,694

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
Wise PLC, Class A *	461,113	$3,095,547
		60,934,645
UNITED STATES — 4.8%
Experian PLC	175,413	5,775,953
Mettler-Toledo International, Inc. *	8,325	12,738,998
Spotify Technology SA *	39,660	5,299,369
		23,814,320
Total Common Stocks
(cost $397,220,759)		471,020,837

PREFERRED STOCKS — 2.8%

GERMANY — 2.8%
Sartorius AG 0.38% (cost $6,610,985)	33,146	13,969,589

TOTAL INVESTMENTS — 98.1%
(cost $403,831,744)		$484,990,426
Other assets less liabilities — 1.9%		9,400,375
NET ASSETS — 100.0%		$494,390,801

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$52,656,294	$418,364,543	$—	$471,020,837
Preferred Stocks**	—	13,969,589	—	13,969,589
Total	$52,656,294	$432,334,132	$—	$484,990,426

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2022.